Summary of Significant Accounting Policies and Activities (Details Narrative) - EPB 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 4,102,439	$ 3,194,190
EBP, Investment, Number of Shares	151,309	148,071